UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI  53202

(Name and address of agent for service)

(414) 765-6076
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2019

Item 1. Reports to Stockholders.

Semi-Annual Report
May 31, 2019

Validea Market Legends ETF
Ticker: VALX

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Validea Market Legends ETF

Validea Market Legends ETF

Dear Validea Market Legends ETF Shareholders,

Thank you for your investment in the Validea Market Legends ETF (“VALX”), referred to herein as the “Fund”. The information presented in this letter relates to the performance of the Fund from December 1, 2018 to May 31st, 2019, the (“current fiscal period”).

The Fund is a passively managed ETF that invests in equity securities selected using Validea Capital’s proprietary investment system, which is based on our interpretation of the published investment strategies of Wall Street legends. In total, Validea Capital runs dozens of fundamentally-based investment approaches, and the Fund is currently comprised of 90 stocks using 9 distinct “guru”-based models. The Fund has a value investing bias at the current time and most of the Fund holdings tend to be in the small and mid-capitalization areas of the market. These portfolio characteristics, which we believe have the potential to be positive contributors to the long term performance of the Fund, have influenced the Fund’s performance in the current fiscal period as discussed below.

Fund and Individual Stock Performance

Over the current fiscal period, the Fund returned -12.21% on a market price basis and -12.31% at NAV. For the current fiscal period, the top positions in the Fund include Vodafone, Skechers USA and Universal Forest Products.

For comparison purposes, the Fund’s underlying index, the Validea Market Legends Index, was down -11.40%, the S&P 500® index, on a total return basis, was up 0.74% for the current fiscal period, while the Russell 2000 Total Return Index was down - 3.72% over the same period.

During the current fiscal period and since the Fund’s inception in 2014, investors have favored large cap growth stocks over small cap value stocks. For example, in the current fiscal period, the Russell 2000 Value Index, a leading small cap index comprised of value stocks, lost -6.22%, while the Russell 1000 Growth index, a leading large cap index comprised of growth stocks, returned 3.91%. This is over a 10% difference in returns between the two indices in the comparable timeframe. When the market is favoring large caps over small, growth over value and U.S. stocks over non-U.S. stocks (the fund is roughly 20-25% American Depository Receipts), we would expect our portfolio of stocks to struggle. However, investors should remember that all market cycles are different and what works best in one part of the market cycle typically is not what works in the next. We believe our relatively focused portfolio of small and mid-cap stocks with a deep value bias positions us well should the current trend in the market reverse and value stocks go back into favor.

Validea Market Legends ETF

We thank you for putting your investment in the Validea Market Legends ETF and for putting your trust in our guru-based investing system and strategies.

Sincerely,

John P. Reese
Chief Executive Officer, Adviser to the Fund

Past performance does not guarantee future results.

Must be preceded or accompanied by a prospectus.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice. Must be preceded or accompanied by a current prospectus.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

Investing involves risk. Principal loss is possible. The Fund has the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value. Shares are not individually redeemable from the Fund and may be acquired or tendered in large creation units only. The Fund invests in foreign and emerging markets securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility than large-capitalization companies. The Adviser relies heavily on proprietary quantitative models as well as information and data supplied by third parties. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks.

Value investing is subject to the risk that intrinsic values of investments may not be recognized by the broad market or that their prices may decline. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

The S&P 500® Index is a broad-based index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Validea Market Legends Index uses a proprietary, rules-based methodology created by Validea Capital Management, LLC to select companies based on the published stock selection strategies of historically successful investors.

Russell 1000 Growth Index measures the large-cap growth stock segment of the market.

The Russell 2000 Value Index measures the performance of the small-cap value stock segment of the U.S. equity universe.

The indexes do not reflect any management fees, transaction costs, or expenses. Indexes are unmanaged and one cannot invest directly in an index.

Validea Capital Management, LLC is the Adviser to the Validea Market Legends ETF which is distributed by Quasar Distributors, LLC.

Validea Market Legends ETF

PORTFOLIO ALLOCATION
As of May 31, 2019 (Unaudited)

Percent of
Sector	Net Assets
Manufacturing♦	38.3%
Finance and Insurance	15.4
Retail Trade	13.0
Information	9.4
Construction	4.7
Wholesale Trade	4.1
Transportation and Warehousing	3.5
Mining, Quarrying, and Oil and Gas Extraction	2.8
Administrative and Support and Waste Management
and Remediation Services	2.4
Professional, Scientific, and Technical Services	2.0
Arts, Entertainment, and Recreation	1.3
Educational Services	1.2
Short-Term Investments	0.9
Utilities	0.8
Other Assets in Excess of Liabilities	0.2
Total	100.0%

♦
To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

Validea Market Legends ETF

SCHEDULE OF INVESTMENTS
May 31, 2019 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS – 98.0%

	Administrative and Support and Waste
	Management and Remediation Services – 2.4%
13,109	Criteo S.A. – ADR (a)	$240,681
14,843	Waddell & Reed Financial, Inc. – Class A	239,715
		480,396

	Arts, Entertainment, and Recreation – 1.3%
3,417	Planet Fitness, Inc. – Class A (a)	261,298

	Construction – 4.7%
6,130	D.R. Horton, Inc.	262,119
3,204	EMCOR Group, Inc.	258,114
6,656	Toll Brothers, Inc.	231,429
13,934	Tutor Perini Corporation (a)	202,601
		954,263

	Educational Services – 1.2%
372	Graham Holdings Company – Class B	253,161

	Finance and Insurance – 15.4%
52,196	Aegon NV – ADR (b)	238,014
38,542	Banco Bilbao Vizcaya Argentaria S.A. – ADR	209,283
6,080	Banco Macro S.A. – ADR	303,270
6,500	Bank of N.T. Butterfield & Son, Ltd.	214,630
5,038	Bank of New York Mellon Corporation	215,072
571	Credit Acceptance Corporation (a)	260,599
4,851	Interactive Brokers Group, Inc. – Class A	246,431
10,417	Janus Henderson Group plc	211,673
72,250	Lloyds Banking Group plc – ADR	205,190
5,869	MetLife, Inc.	271,206
12,773	OFG Bancorp	239,877
3,548	ORIX Corporation – ADR (a)	249,992
1,780	Travelers Companies, Inc.	259,115
		3,124,352

	Information – 9.4%
4,522	AMC Networks, Inc. – Class A (a)	238,626
5,461	Argan, Inc.	250,824
15,645	BT Group plc – ADR	193,998
4,768	China Mobile, Ltd. – ADR	208,934

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

SCHEDULE OF INVESTMENTS
May 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 98.0% (Continued)

	Information – 9.4% (Continued)
19,423	China Unicom Hong Kong, Ltd. – ADR	$203,942
22,555	Gannett Company, Inc.	177,282
20,910	KT Corporation – ADR	251,756
29,492	Mobile TeleSystems PJSC – ADR	230,627
19,326	Telefonica S.A. – ADR	153,255
		1,909,244

	Manufacturing – 37.4%♦
8,915	Advanced Drainage Systems, Inc.	255,682
4,655	Arena Pharmaceuticals, Inc. (a)	246,762
320	Atrion Corporation	282,627
15,973	AVX Corporation	236,241
9,183	Boise Cascade Company	203,863
11,318	Canadian Solar, Inc. (a)	216,061
8,290	Cooper Tire & Rubber Company	228,638
6,866	Eni SpA – ADR	205,774
11,790	Equinor ASA – ADR	225,778
17,773	Kronos Worldwide, Inc.	224,118
11,010	Kulicke & Soffa Industries, Inc.	213,484
1,393	Lam Research Corporation	243,232
3,152	LCI Industries	261,206
10,906	Louisiana-Pacific Corporation	248,875
4,877	Lumentum Holdings, Inc. (a)	197,372
6,175	Micron Technology, Inc. (a)	201,367
2,991	MKS Instruments, Inc.	213,737
8,088	Nektar Therapeutics (a)	253,316
3,281	Oshkosh Corporation	233,574
27,542	Photronics, Inc. (a)	223,366
2,795	Reliance Steel & Aluminum Company	232,740
6,980	Schweitzer-Mauduit International, Inc.	218,404
15,451	STMicroelectronics NV – ADR (b)	232,383
9,017	Stoneridge, Inc. (a)	234,713
10,517	TechnipFMC plc	218,754
9,133	Ternium S.A. – ADR	219,740
5,478	Textron, Inc.	248,153
4,026	Thor Industries, Inc.	207,903
13,176	United States Steel Corporation	155,740

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

SCHEDULE OF INVESTMENTS
May 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 98.0% (Continued)

	Manufacturing – 37.4%♦ (Continued)
2,150	United Therapeutics Corporation (a)	$180,535
11,088	Verso Corporation – Class A (a)	190,935
13,013	Vishay Intertechnology, Inc.	198,318
3,335	Westlake Chemical Corporation	191,062
8,075	Winnebago Industries, Inc.	259,530
		7,603,983

	Mining, Quarrying, and Oil and Gas Extraction – 2.8%
20,084	CNX Resources Corporation (a)	155,048
14,299	Ecopetrol S.A. – ADR	234,361
11,716	Renewable Energy Group, Inc. (a)	183,238
		572,647

	Professional, Scientific, and Technical Services – 2.0%
6,215	Heidrick & Struggles International, Inc.	188,687
2,605	SYNNEX Corporation	225,880
		414,567

	Retail Trade – 13.0%
8,795	American Eagle Outfitters, Inc.	153,033
6,722	BIG LOTS, Inc.	185,527
13,747	Buckle, Inc.	206,892
73,381	Chico’s FAS, Inc.	247,294
4,940	CVS Health Corporation	258,708
4,497	Dillard’s, Inc. – Class A	254,800
5,327	Foot Locker, Inc.	209,618
3,490	Group 1 Automotive, Inc.	251,943
4,688	Insight Enterprises, Inc. (a)	241,338
10,610	Macy’s, Inc.	218,248
8,738	Urban Outfitters, Inc. (a)	196,343
5,740	Weis Markets, Inc.	216,972
		2,640,716

	Transportation and Warehousing – 3.5%
15,845	JetBlue Airways Corporation (a)	273,009
9,622	Plains GP Holdings LP – Class A	216,688
12,904	Schneider National, Inc. – Class B	216,787
		706,484

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

SCHEDULE OF INVESTMENTS
May 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 98.0% (Continued)

	Utilities – 0.8%
19,254	Enel Americas S.A. – ADR	$153,839

	Wholesale Trade – 4.1%
1,954	Acuity Brands, Inc.	241,651
3,071	Arrow Electronics, Inc. (a)	192,429
11,849	Jefferies Financial Group, Inc.	209,372
9,314	Schnitzer Steel Industries, Inc. – Class A	196,618
		840,070
	TOTAL COMMON STOCKS (Cost $21,111,652)	19,915,020

	PREFERRED STOCKS – 0.9%

	Manufacturing – 0.9%
55,443	Gerdau S.A. – ADR	192,942
	TOTAL PREFERRED STOCKS (Cost $211,454)	192,942

	SHORT-TERM INVESTMENTS – 0.9%
177,465	Morgan Stanley Institutional Liquidity Funds –
	Treasury Portfolio, Institutional Class – 2.27%*	177,465
	TOTAL SHORT-TERM INVESTMENTS (Cost $177,465)	177,465
	TOTAL INVESTMENTS – 99.8% (Cost $21,500,571)	20,285,427
	Other Assets in Excess of Liabilities – 0.2%	32,329
	NET ASSETS – 100.0%	$20,317,756

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	NY Registered Shares
♦
To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

*	Rate shown is the annualized seven-day yield as of May 31, 2019.

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2019 (Unaudited)

ASSETS
Investments in securities, at value (Cost $21,500,571)	$20,285,427
Dividends and interest receivable	69,505
Receivable for securities sold	2,676,069
Total assets	23,031,001

LIABILITIES
Payable for securities purchased	2,698,095
Management fees payable	15,150
Total liabilities	2,713,245

NET ASSETS	$20,317,756

Net assets consist of:
Paid-in capital	$24,730,848
Total distributable earnings (accumulated deficit)	(4,413,092)
Net assets	$20,317,756

Net asset value:
Net assets	$20,317,756
Shares outstanding^	850,000
Net asset value, offering and redemption price per share	$23.90

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

STATEMENT OF OPERATIONS
For the Six-Months Ended May 31, 2019 (Unaudited)

INCOME
Dividends (net of foreign taxes withheld of $9,412)	$322,236
Interest	2,092
Total investment income	324,328

EXPENSES
Management fees	93,279
Total expenses	93,279
Net investment income (loss)	231,049

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(1,874,001)
Change in unrealized appreciation (depreciation) on investments	(1,319,490)
Net realized and unrealized gain (loss) on investments	(3,193,491)
Net increase (decrease) in net assets
resulting from operations	$(2,962,442)

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	May 31, 2019	Year Ended
	(Unaudited)	November 30, 2018
OPERATIONS
Net investment income (loss)	$231,049	$285,400
Net realized gain (loss) on investments	(1,874,001)	1,783,772
Change in unrealized appreciation
(depreciation) on investments	(1,319,490)	(2,823,120)
Net increase (decrease) in net assets
resulting from operations	(2,962,442)	(753,948)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(338,848)	(238,986)
Total distributions to shareholders	(338,848)	(238,986)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	7,387,780
Payments for shares redeemed	(1,320,410)	(7,354,180)
Net increase (decrease) in net
assets derived from capital
share transactions (a)	(1,320,410)	33,600
Net increase (decrease) in net assets	$(4,621,700)	$(959,334)

NET ASSETS
Beginning of period/year	$24,939,456	$25,898,790
End of period/year	$20,317,756	$24,939,456

(a)	Summary of capital share transactions is as follows:

	Six-Months Ended
	May 31, 2019	Year Ended
	(Unaudited)	November 30, 2018
	Shares	Shares
Subscriptions	—	250,000
Redemptions	(50,000)	(250,000)
Net increase (decrease)	(50,000)	—

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period/year

	Six-Months
	Ended		Year Ended	Year Ended	Year Ended	Period Ended
	May 31, 2019		November 30,	November 30,	November 30,	November 30,
	(Unaudited)		2018	2017	2016	2015(1)
Net asset value,
beginning of
period/year	$27.71		$28.78	$25.75	$24.21	$25.00

INCOME (LOSS) FROM
INVESTMENT
OPERATIONS:
Net investment
income (loss)(2)	0.26		0.32	0.28	0.15	0.05
Net realized and
unrealized gain (loss)
on investments	(3.69)		(1.12)	2.97	1.45	(0.84)
Total from investment
operations	(3.43)		(0.80)	3.25	1.60	(0.79)

DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from:
Net investment
income	(0.38)		(0.27)	(0.22)	(0.06)	—
Total distributions	(0.38)		(0.27)	(0.22)	(0.06)	—

Net asset value,
end of period/year	$23.90		$27.71	$28.78	$25.75	$24.21

Total return	-12.31	%(3)	-2.83%	12.69%	6.65%	-3.16	%(3)

SUPPLEMENTAL DATA:
Net assets at end of
period/year (000’s)	$20,318		$24,939	$25,899	$21,888	$23,000

RATIOS TO AVERAGE
NET ASSETS:
Expenses to
average net assets	0.79	%(4)	0.79%	0.79%	0.79%	0.79	%(4)
Net investment
income (loss) to
average net assets	1.96	%(4)	1.09%	1.04%	0.66%	0.22	%(4)

Portfolio turnover
rate(5)	89	%(3)	122%	133%	124%	103	%(3)

(1)	Commencement of operations on December 9, 2014.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

Validea Market Legends ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Validea Market Legends Index. The Fund commenced operations on December 9, 2014.

The end of the reporting period for the Fund is May 31, 2019, and the period covered by these Notes to Financial Statements is the six-month period ended May 31, 2019 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, closed-end funds, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2019 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2019 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$19,915,020	$—	$—	$19,915,020
Preferred Stocks	192,942	—	—	192,942
Short-Term Investments	177,465	—	—	177,465
Total Investments
in Securities	$20,285,427	$—	$—	$20,285,427

^ See Schedule of Investments for breakout of investments by sector.

As of the end of the current fiscal period, the Fund did not recognize any transfers from Level 3.

B.
Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the most recently completed current fiscal period, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2019 (Unaudited) (Continued)

recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gain on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2019 (Unaudited) (Continued)

The permanent differences primarily relate to redemptions in-kind. For the year ended November 30, 2018, the following table shows the reclassifications made:

Distributable Earnings
(Accumulated Deficit)	Paid-In Capital
$(2,743,683)	$2,743,683

During the year ended November 30, 2018, the Fund realized $2,743,683 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid in capital.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

J.
New Accounting Pronouncements and Other Matters. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2019 (Unaudited) (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Validea Capital Management, LLC. (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also arranges for the transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.79% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s Custodian, transfer agent, and fund accountants. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $20,833,721 and $20,909,792, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2019 (Unaudited) (Continued)

During the current fiscal period, in-kind transactions associated with creations were $0 and redemptions were $1,088,636.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at November 30, 2018 were as follows:

Tax cost of investments	$24,806,247
Gross tax unrealized appreciation	$1,757,741
Gross tax unrealized depreciation	(1,669,877)
Total unrealized appreciation (depreciation)	87,864
Undistributed ordinary income	244,761
Undistributed long term capital gains	—
Accumulated gain (loss)	244,761
Other accumulated gain (loss)	(1,444,427)
Distributable earnings (accumulated deficit)	$(1,111,802)

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales.

As of November 30, 2018, the Fund deferred, on a tax basis, no late-year losses and no-October capital losses.

As of November 30, 2018, the Fund had a short-term capital loss carryforward of $1,444,427. This amount does not have an expiration date.

The tax character of distributions paid by the Fund during the year ended November 30, 2018 and year ended November 30, 2017 was as follows:

	Year Ended	Year Ended
	November 30, 2018	November 30, 2017
Ordinary Income	$238,986	$189,722

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on Nasdaq. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.”  Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day.  Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2019 (Unaudited) (Continued)

other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed creation fee may be waived on certain orders if the Funds Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in capital shares transactions section of the Statement of Changes in Net Assets. There were no variable fees received during the current fiscal period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – PRINCIPAL RISK

Sector Risk. To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Validea Market Legends ETF

EXPENSE EXAMPLE
For the Six-Months Ended May 31, 2019 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 – May 31, 2019).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	December 1, 2018	May 31, 2019	During the Period(1)
Actual	$1,000.00	$ 876.90	$3.70
Hypothetical (5% annual	$1,000.00	$1,020.99	$3.98
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized period expense ratio, 0.79%, multiplied by the average account value during the period, multiplied by 182/365, to reflect the one-half year period.

Validea Market Legends ETF

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal year ended November 30, 2018, certain dividends paid by the Fund may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.0%.

For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal year ended November 30, 2018 was 88.28%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.valideafunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.valideafunds.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Validea Market Legends ETF

INFORMATION ABOUT THE FUND’S TRUSTEES
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.valideafunds.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.valideafunds.com.

 (This Page Intentionally Left Blank.)

Adviser and Index Provider
Validea Capital Management, LLC
363 Ridgewood Rd
West Hartford, Connecticut 06107

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Validea Market Legends ETF
Symbol – VALX
CUSIP – 26922A883

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the first fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principle financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*  /s/ Kristina R. Nelson
                  Kristina R. Nelson, President (principal executive officer)

Date   August 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Kristina R. Nelson
                  Kristina R. Nelson, President (principal executive officer)

Date   August 6, 2019

By (Signature and Title)* /s/ Kristen M. Weitzel
  Kristen M. Weitzel, Treasurer (principal financial officer)

Date   August 6, 2019